Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification to Interest and finance costs, effective portion	$ 1,323	$ (1,885)	$ 74
Total, effective portion	(6,806)	(5,816)	5,456
Interest Rate Swap [Member]
Interest rate swaps, effective portion	$ (8,129)	$ (3,931)	$ 5,382